Offerings	May 18, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share
Amount Registered | shares	13,592,352
Proposed Maximum Offering Price per Unit | $ / shares	9.65
Maximum Aggregate Offering Price	$ 131,166,196.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,114.05
Offering Note	The Registrant is relying upon Rule 457(c) under the Securities Act of 1933 (“Securities Act”) to calculate the registration fee. The maximum aggregate offering price is estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by the New York Stock Exchange May 13, 2026, in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true	[1]
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share
Amount Registered | shares	107,648
Proposed Maximum Offering Price per Unit | $ / shares	9.35	[1]
Maximum Aggregate Offering Price	$ 1,006,508.80	[1]
Amount of Registration Fee	$ 139.00	[1]
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase Common Shares, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.

[1]	The Registrant previously paid $139.00 in filing fees in reliance on Rule 457(c) under the Securities Act in connection with the initial filing of this Registration Statement on April 9, 2026. The maximum aggregate offering price was estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by the New York Stock Exchange on April 2, 2026, in accordance with Rule 457(c) under the Securities Act.